Basis of Presentation and Summary of Significant Accounting Policies - Accounts Receivable (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts related to accounts receivable-trade	¥ 4,426	¥ 22,920
Accounts receivable-other	411,278	428,278
Long-term accounts receivable—other	116,942	106,208
Allowance for doubtful accounts on long-term accounts receivable	131,759	141,256
Receivable from commercial facilities and credit card companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-other	302,227	318,474
Receivable from sale of investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-other	50,000
Loan receivable due from an unrelated business entity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Monthly repayment of loan receivable due from an unrelated business entity	720	1,200
Long-term accounts receivable—other	¥ 235,945	¥ 247,450